CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net loss from continuing operations	€ (7,512)	€ (14,476)
Add:
Net interest expense and other financing charges	184	1,384
Depreciation and amortization	4,797	2,873
Share based compensation	4,667	2,963
Gain on remeasurement of consideration receivable	(98)	(19)
Loss on remeasurement of deferred and contingent consideration	0	9,276
Loss on disposal of intangible assets	89
Deferred income tax recovery	(172)	(125)
Adjustments to reconcile profit (loss) before working capital changes and income tax payable	1,955	1,876
Change in non-cash working capital	(1,462)	4,313
Change in income taxes payable	(534)	540
Cash Flows (Used In) From Operating Activities	(41)	6,729
Investing Activities
Purchases of property and equipment	(123)	(223)
Additions of intangible assets	(3,143)	(2,286)
Proceeds from sale of discontinued operations	235	259
Consideration paid upon business combination	(8,268)
Cash acquired from business combination	124
Prepaid consideration	(1,187)
Deferred and contingent consideration payments	(11,521)	(527)
Cash Flows Used In Investing Activities	(23,883)	(2,777)
Financing Activities
Proceeds from issuance of common shares and warrants, net of costs		12,127
Proceeds from exercise of warrants and broker warrants	10,817	10,069
Proceeds from exercise of stock options	636	18
Proceeds from shares to be issued upon private placement		608
Proceeds from shares issued upon private placement, net of issuance costs	1,310
Repayment of lease liability	(171)	(212)
Interest income	61	6
Interest and financing fees	(245)	(353)
Cash Flows From Financing Activities	12,408	22,263
Effect of foreign currency exchange rate changes on cash and cash equivalents	1,420	(307)
Net cash flow used in discontinued operations		(488)
Change in Cash and Cash Equivalents	(10,096)	25,420
Cash and cash equivalents at beginning of year	26,102	682
Cash and Cash Equivalents at end of year	€ 16,006	€ 26,102